Revenues - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability [Abstract]
Beginning balance	$ 30,097	$ 17,521
Acquired deferred revenue	1,055	9,961
Revenue recognized in the current period from amounts in the prior balance	(29,351)	(16,812)
New deferrals, net of amounts recognized in the current period	35,139	19,589
Effects of foreign currency	(453)	(162)
Ending balance	$ 36,487	$ 30,097